LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Aging of loans
Total amount past due	¥ 252,311	¥ 236,925	¥ 200,942
Current	18,305,503	15,608,054	13,451,781
Total Loans receivable	18,557,814	15,844,979	13,652,723
0-30 days past due
Aging of loans
Total amount past due	148,808	134,692	113,771
31 to 60 days past due
Aging of loans
Total amount past due	¥ 103,503	¥ 102,233	¥ 87,171